UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders.

Sound Point Floating Rate Income Fund

Investor Class (SPFRX)

Institutional Class (SPFLX)

Semi-Annual Report

February 28, 2015

Sound Point Floating Rate Income Fund

TABLE OF CONTENTS

Shareholder Letter	3
Allocation of Portfolio Holdings	6
Schedule of Investments	7
Statement of Assets & Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to the Financial Statements	17
Additional Information	22

Sound Point Floating Rate Income Fund

SHAREHOLDER LETTER

August 31, 2014

Dear Investors,

Sound Point Floating Rate Fund Performance

I am pleased to provide the Semi-Annual Report for the Sound Point Floating Rate Income Fund (the "Fund") for the period ended February 28, 2015.

The Fund's investment objective is to provide consistently strong risk-adjusted returns. The Fund seeks to achieve its objective by identifying fundamentally attractive floating rate loans or variable-rate investments, which pay interest at variable-rates and are determined periodically, on the basis of a floating base lending rate, such as the London Interbank Offered Rate, or LIBOR, with or without a floor plus a fixed spread and other investments including senior secured and unsecured bonds, and by creating a portfolio with an optimal blend of these assets.

Over the six month period ended February 28, 2015, the Fund (institutional share class) generated a net return of 1.84% as compared to the Fund's benchmark, the Credit Suisse Leveraged Loan Index, return of 0.78% over the same period of time.

Performance data represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 844-886-9704.

The Fund commenced investment operations on May 31, 2014. Prior to this date, the Fund was organized as a closed-end management investment company under the same name (the "Predecessor Fund"). The Fund acquired the assets and assumed the liabilities of the Predecessor Fund, which has used substantially similar investment strategies and the same investment adviser. Fund performance for periods prior to May 31, 2014, reflects the performance of the Predecessor Fund's Common Shares.

As of February 28, 2015, the Fund held 99.0% of its assets in first and second-lien secured bank loans. The Fund was invested in 100 issuers diversified across 19 industries, with its top five positions representing 16.2% of Fund assets, and the top five industry groups representing 61.1% of Fund assets. The top industry weighting was Banking, Finance, Insurance and Real Estate.

Market Update

Over the six month period ending February 28, 2015, the loan markets experienced muted returns due in large part to the widespread selloff caused by sharp declines in the oil and natural gas sectors. The Fund has been defensively positioned within the energy sector since the beginning of 2014 with an 0.01% exposure as of February 28, 2015, versus roughly 4% exposure in the Credit Suisse Leveraged Loan Index. This underweight exposure was the primary driver of the Fund's outperformance and we believe it speaks to Sound Point's rigorous underwriting and credit selection process. Looking forward, we believe there will be ample time to increase oil and gas exposure, but this energy-induced volatility has also created good opportunities outside the sector to buy well-structured and well-priced loans.

Default activity across leveraged loans remains relatively benign with the trailing 12-month institutional leveraged loan default rate of 0.33%, excluding the large anticipated default of Energy Future Holdings and Caesars Entertainment.1 Loan spreads have ticked higher thus far in 2015, with first lien institutional spreads averaging 4.52% in large cap loans.3 New loan issuance totaled only $67 billion in the first two months of the year, down from $184 billion during this period one year ago. During this time, high yield bond issuance reached $29 billion, almost double from the same time period of 2013.3

The pipeline of new deals has slowed somewhat, but remains healthy, and we anticipate finding good relative value in the new issue market given the improved original issue discounts and call protection. We are also watching the secondary market as some loans have traded down to attractive prices, but we remain cautious and patient on entry point. Though retail inflows have been negative for the past year, we believe as investors gain greater conviction around the direction of interest rates, retail flows may turn positive given the natural hedge of the floating rate asset class, and we expect this can be a positive for the asset class. In summary, we believe the remainder of 2015 should be able to maintain a similar, generally stable loan market dynamic with (i) low defaults, (ii) moderate Merger & Acquisition driven loan supply constricted by high equity prices and regulation-restricted leverage levels, and (iii) moderate inflows into the asset class driven by Collateralized Loan Obligation formation.

Thank you for your support and welcome your questions and comments.

Sincerely,

Stephen Ketchum
Founder and Managing Partner of Sound Point Capital Management, L.P.,

April 6, 2015

Sources:
1S&P Capital IQ LCD – "Leveraged Loan Default Rate Falls After Blemish-Free February"
2Credit Suisse Leveraged Loan Index
3Thomson Reuters – "Leveraged Loan Monthly – February 2015"

Must be preceded or accompanied by a Prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund is non-diversified, meaning that the Fund is permitted to invest more of its assets in fewer issuers than diversified mutual funds and the Fund's share price may therefore be more volatile than the share price of a diversified fund. The Fund intends to elect to be treated and to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. If for any reason the Fund fails to qualify for treatment as a RIC, the Fund will have to pay corporate-level taxes on all of its income whether or not the Fund distributes it, which would substantially reduce the amount of income available for debt service and for distributions to the Shareholders.

Past performance does not guarantee future results.

Performance results are presented on a net of fee basis, reflect the total returns for Sound Point Floating Rate Income Fund as a whole and do not represent the return of any individual investor. Results reflect the deduction of all fund expenses including management fees, brokerage commission, and administrative expenses. An investor's return may vary from these returns based on the timing of investment. Net performance includes the reinvestment of all dividends, interest, and capital gains.

The return of the Credit Suisse Leverage Loan Index shown herein is intended to show relative market performance for the periods indicated and not as standards of comparison. Index returns include the reinvestment of dividends and are provided to show an example of alternate return potential during the relevant time periods; however, indices may possess different investment attributes that may make comparisons difficult such as volatility, liquidity, market capitalization, and security types. Indices are not subject to any of the fees or expenses to which Sound Point Floating Rate Income Fund is subject.

LIBOR: London Interbank Offered Rate (LIBOR) – British Bankers Association Fixing for US Dollar. The fixing is conducted each day at 11 am (London time). The rate is an average derived from the quotations provided by the banks determined by the British Bankers' Association. The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an index.

Portfolio holdings and exposures are subject to change and are not recommendations to buy or sell any security. For more complete information regarding holdings, please refer to the schedule of investments of this report.

The views expressed are the opinions and projections of Sound Point Capital Management LP through the period ending February 28, 2015, and are subject to change based on market and other conditions. The opinions expressed may differ from those with different investment philosophies. Sound Point Capital Management LP does not represent that any opinion or projection will be realized. The information presented herein, including, but not limited to, Sound Point Capital Management LP's investment experience/views, returns or performance, investment strategies, risk management, market opportunity, representative strategies, portfolio construction, expectations, targets, parameters, guidelines, and positions may involve Sound Point Capital Management LP's views, estimates, assumptions, facts and information from other sources that are believed to be accurate and reliable as of the date this information is presented – any of which may change without notice. Sound Point Capital Management LP has no obligation (express or implied) to update any or all of the information contained herein or to advise you of any changes; nor does Sound Point Capital Management LP make any express or implied warranties or representations as to the completeness or accuracy or accept responsibility for errors. The information presented is for illustrative purposes only and does not constitute an exhaustive explanation of the investment process, investment strategies or risk management.

The analyses and conclusions of Sound Point Capital Management LP contained in this information include certain statements, assumptions, estimates and projections that reflect various assumptions by Sound Point Capital Management LP concerning anticipated results that are inherently subject to significant economic, competitive, and other uncertainties and contingencies and have been included solely for illustrative purposes.

As with any investment strategy, there is potential for profit as well as the possibility of loss. Sound Point Capital Management LP does not guarantee any minimum level of investment performance or the success of any portfolio or investment strategy. All investments involve risk and investment recommendations will not always be profitable. Past performance is no guarantee of future results. Investment returns and principal values of an investment will fluctuate so that an investor's investment may be worth more or less than its original value.

The information provided herein is for informational purposes only and does not constitute investment advice and should not be relied on as such. This information should not constitute an offer to sell or the solicitation of any offer to buy any interests in the any fund managed by Sound Point Capital Management LP or any of its affiliates. Such an offer to sell or solicitation of any offer to buy interests may only be made pursuant to definitive subscription documents between a fund and an investor.

The Sound Point Floating Rate Income Fund is distributed by Quasar Distributors, LLC.

Sound Point Floating Rate Income Fund

EXPENSE EXAMPLE

February 28, 2015 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor Class only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the tables under the headings "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

The example is based on an investment of $1,000 held for the entire period from September 1, 2014 to February 28, 2015.

Hypothetical Examples for Comparison Purposes

The information in the tables under the headings "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Example

	Actual Performance*		Hypothetical Performance (5% return before expenses)
	Investor	Institutional	Investor	Institutional
Beginning Account Value (9/1/14)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/15)	$1,018.60	$1,018.40	$1,019.09	$1,020.33
Expenses Paid during Period*	$5.76	$4.50	$5.76	$4.51

*Expenses are equal to the annualized expense ratio for the class (1.15% for Investor, 0.90% for Institutional), multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal period (181), then divided by the number of days in the fiscal year (365) to reflect the most recent period end.

Sound Point Floating Rate Income Fund

ALLOCATION OF PORTFOLIO HOLDINGS

(Calculated as a percentage of Total Investments)

February 28, 2015 (Unaudited)

Banking, Finance, Insurance & Real Estate 12.9%
Media 12.6%
Services 12.3%
Healthcare & Pharmaceuticals 10.3%
High Tech Industries 9.6%
Hotel, Gaming & Leisure 6.3%
Short Term Investments 6.1%
Construction & Building 6.0%
Transportation 4.1%
Retail 3.3%
Metals & Mining 3.3%
Automotive 3.1%
Consumer Goods 1.9%
Beverage, Food & Tobacco 1.3%
Environmental Industries 1.3%
Telecommunications 1.3%
Chemicals, Plastics, & Rubber 1.2%
Aerospace & Defense 1.1%
Capital Equipment 1.0%
Containers, Packaging & Glass 0.6%
Corporate Bond 0.3%
Energy 0.1%

Sound Point Floating Rate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2015

Principal Amount		Rate (1)	Maturity	Value
	Bank Loans — 99.0%
	Aerospace & Defense — 1.1%
$102,600	Academi Holdings, LLC	6.250%	7/25/2019	$102,087
122,079	Wyle Services Corporation	5.000	5/21/2021	122,129
	Total Aerospace & Defense			224,216
	Automotive — 3.3%
149,625	GST Autoleather, Inc.	6.500	7/10/2020	148,877
496,296	MPG Holdco I, Inc.	4.250	10/20/2021	499,056
	Total Automotive			647,933
	Banking, Finance, Insurance & Real Estate — 13.7%
135,578	Asurion, LLC	5.000	5/24/2019	136,111
711,406	Asurion, LLC	8.500	3/03/2021	718,964
250,000	Bats Global Markets, Inc.	5.750	2/19/2020	247,500
93,000	CGSC of Delaware Holdings Corporation	8.250	10/05/2020	81,065
106,630	Confie Seguros Holding II Co.	5.750	11/09/2018	106,464
77,000	Home Loan Servicing Solutions, Ltd.	4.500	6/26/2020	75,460
196,999	NXT Capital, LLC	6.250	9/04/2018	197,984
195,435	Orchard Acquisition Company, LLC	7.000	2/08/2019	192,015
287,000	Q Holding Company	6.000	12/17/2021	282,336
517,570	RCS Capital Corporation	6.500	4/29/2019	498,592
167,000	Walter Investment Management Corp.	4.750	12/18/2020	154,893
	Total Banking, Finance, Insurance & Real Estate			2,691,384
	Beverage, Food & Tobacco — 1.4%
194,015	Candy Intermediate Holdings, Inc.	7.500	6/18/2018	193,773
75,000	GOBP Holdings, Inc.	5.750	10/21/2021	75,407
	Total Beverage, Food & Tobacco			269,180
	Capital Equipment — 1.1%
216,241	Marine Acquisition Corp.	5.250	2/01/2021	216,241
	Chemicals, Plastics, & Rubber — 1.3%
250,000	U.S. Farathane, LLC	6.750	12/23/2021	249,688
	Construction & Building — 6.3%
160,864	C.H.I. Overhead Doors, Inc.	5.500	3/18/2019	160,797
84,000	DI Purchaser, Inc.	6.000	12/15/2021	84,000
99,000	DTZ U.S. Borrower, LLC	5.500	11/04/2021	98,959
230,670	Quality Home Brands Holdings, LLC	7.750	12/17/2018	230,382
684,087	US LBM Holdings, LLC	8.000	5/02/2020	672,970
	Total Construction & Building			1,247,108
	Consumer Goods — 2.0%
220,700	Hunter Fan Company	7.500	12/20/2017	219,597
91,000	Pelican Products, Inc.	9.250	4/09/2021	90,318
84,716	Sun Products Corporation, The	5.500	3/23/2020	82,333
	Total Consumer Goods			392,248
	Containers, Packaging & Glass — 0.6%
131,000	Hilex Poly Co. LLC	9.750	6/30/2022	127,070

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2015

Principal Amount		Rate (1)	Maturity	Value
	Energy — 0.1%
$27,300	Bowie Resource Holdings, LLC	11.750%	8/16/2021	$26,345
	Environmental Industries — 1.3%
187,000	Enviromental Resources Management	5.000	5/14/2021	185,130
80,000	Heisenberg Mergersub, Inc.	5.750	1/26/2022	80,100
	Total Environmental Industries			265,230
	Healthcare & Pharmaceuticals — 10.9%
166,408	Alvogen Pharma US, Inc	7.000	5/23/2018	168,384
296,450	Covis Pharma Holdings S.a r.l.	6.000	4/04/2019	295,894
250,000	Curo Health Services Holdings, Inc.	6.500	2/07/2022	252,345
487,500	LTCG Holdings Corp.	6.000	6/08/2020	483,843
229,565	Progressive Solutions, LLC	5.500	10/22/2020	229,566
340,429	Therakos, Inc.	7.000	12/27/2017	338,727
250,000	Therakos, Inc.	10.750	7/18/2018	253,438
123,319	Water Pik, Inc.	5.750	7/08/2020	122,857
	Total Healthcare & Pharmaceuticals			2,145,054
	High Tech Industries — 10.2%
190,000	Accuvant Finance	6.250	1/28/2022	190,238
162,787	Answers Corporation	6.250	10/03/2021	154,240
33,000	Datapipe, Inc.	8.500	9/07/2019	31,680
220,640	Eastman Kodak Company	7.250	9/03/2019	220,915
100,748	iParadigms Holdings, LLC	5.000	7/30/2021	100,496
46,667	iQor US, Inc.	9.750	4/01/2022	44,392
11,000	Navex Global, Inc.	9.750	11/18/2022	10,973
119,000	Navex Global, Inc.	9.750	11/18/2022	117,810
71,000	Presidio, Inc.	6.250	2/02/2022	70,290
149,625	Regit Eins GmbH	6.000	1/08/2021	146,680
779,000	Riverbed Technology, Inc.	6.000	3/31/2022	786,061
70,839	Stratus Technologies, Inc.	6.000	4/28/2021	70,632
68,000	Systems Maintenance Services, Inc.	9.250	10/16/2020	67,830
	Total High Tech Industries			2,012,237
	Hotel, Gaming & Leisure — 6.6%
101,745	AMF Bowling Centers, Inc.	7.250	9/17/2021	101,046
65,670	Caesars Entertainment Operating Company	9.750	1/28/2018	60,836
434,610	Caesars Entertainment Resort Properties, LLC	7.000	10/11/2020	420,350
195,815	Fitness International, LLC	5.500	7/01/2020	187,493
56,000	Global Cash Access, Inc.	6.250	12/18/2020	55,230
140,643	Great Wolf Resorts, Inc.	5.750	8/06/2020	141,111
145,530	Mohegan Tribal Gaming Authority	5.500	11/19/2019	144,038
199,000	World Triathlon Corporation	5.250	6/24/2021	198,255
	Total Hotel, Gaming & Leisure			1,308,359

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2015

Principal Amount		Rate (1)		Maturity	Value
	Media — 13.3%
$57,564	Active Network, Inc.	5.500%		11/13/2020	$56,701
250,373	AP NMT Acquisition B.V.	6.750		8/13/2021	249,120
180,548	Block Communications, Inc.	4.250		11/05/2021	181,169
198,904	Cengage Learning Acquisitions, Inc.	7.000		3/31/2020	199,352
51,000	Charter Nex US Holdings, Inc.	5.250		2/07/2022	51,255
41,296	Deluxe Entertainment Services Group Inc.	6.500		2/28/2020	40,470
300,498	Encompass Digital Media, Inc.	5.500		6/07/2021	300,685
150,000	Encompass Digital Media, Inc.	8.750		6/03/2022	150,188
72,865	Extreme Reach, Inc.	6.750		2/07/2020	72,956
217,000	Extreme Reach, Inc.	10.500		1/22/2021	217,181
316,410	IMG Worldwide Holdings, LLC	5.250		5/06/2021	316,607
174,000	ION Media Networks, Inc.	4.750		12/18/2020	174,218
145,932	McGraw-Hill Global Education Holdings, LLC	5.750		3/22/2019	146,875
183,613	Mergermarket USA, Inc.	4.500		2/04/2021	174,891
62,000	Mergermarket USA, Inc.	7.500		2/04/2022	58,280
65,000	NEP/NCP Holdco, Inc.	4.250		1/22/2020	62,644
132,000	RentPath, Inc.	6.250		12/17/2021	130,227
52,000	Vogue International, LLC	5.250		2/14/2020	52,325
	Total Media				2,635,144
	Metals & Mining — 3.5%
500,000	Dynacast International, LLC	5.250		1/28/2022	503,125
228,000	Euramax Holdings, Inc.	12.250	*	9/30/2016	188,100
	Total Metals & Mining				691,225
	Retail — 3.6%
25,805	ABG Intermediate Holdings 2, LLC	5.500		5/27/2021	25,934
405,960	Bob's Discount Furniture, LLC	5.250		2/12/2021	396,571
121,000	Bob's Discount Furniture, LLC	9.000		2/07/2022	115,555
33,000	Hercules Achievement Holdings, Inc.	6.000		12/10/2021	33,351
103,480	Mister Car Wash Holdings, Inc.	5.000		8/20/2021	103,351
24,514	Vince Intermediate Holding, LLC	5.750		11/27/2019	24,576
	Total Retail				699,338

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2015

Principal Amount		Rate (1)	Maturity	Value
	Services — 13.0%
$465,843	Aderant North America, Inc.	5.250%	12/20/2018	$465,259
92,523	Apple Leisure Group	7.000	2/28/2019	92,407
122,651	Apple Leisure Group	7.000	2/28/2019	122,498
127,000	Central Security Group, Inc.	6.250	10/06/2020	126,841
146,265	ConvergeOne Holdings Corp.	6.000	6/17/2020	146,356
75,839	Cunningham Lindsey U.S., Inc.	5.000	12/10/2019	74,512
107,962	Direct ChassisLink	8.250	11/30/2021	101,862
51,000	Global Knowledge Training, LLC	6.500	1/29/2021	50,618
250,000	IG Investments Holdings, LLC	6.000	10/29/2021	249,844
205,993	Merrill Communications, LLC	5.750	3/08/2018	206,766
83,938	Miller Heiman, Inc.	6.750	9/30/2019	81,664
30,000	Nord Anglia Education Finance, LLC	4.500	3/31/2021	29,981
193,000	SS&C Technologies, Inc.	7.000	2/20/2016	193,000
67,000	TierPoint, LLC	8.750	12/01/2022	66,498
313,231	Vestcom International, Inc.	5.250	9/30/2021	312,839
238,000	Vestcom International, Inc.	8.750	9/30/2022	234,430
18,275	YP, LLC	8.000	6/04/2018	18,504
	Total Services			2,573,879
	Telecommunications — 1.4%
192,035	Nextgen Finance, LLC	5.000	5/28/2021	184,834
96,000	Securus Technologies, Inc.	9.000	4/30/2021	94,944
	Total Telecommunications			279,778
	Transportation — 4.3%
46,000	CBAC Borrower, LLC	8.250	7/02/2020	45,483
103,163	Commercial Barge Line Company	7.500	9/23/2019	103,291
24,000	LM U.S. Member, LLC	8.250	1/25/2021	24,000
187,909	Navios Maritime Partners L.P.	5.250	6/27/2018	188,203
491,250	Sirva Worldwide, Inc.	7.500	3/27/2019	488,793
	Total Transportation			849,770
	Total Bank Loans (Cost $19,501,074)			19,551,427
	Corporate Bond — 0.4%
69,000	Eco Services Operations, LLC (2)	4.750	12/01/2021	70,208
	Total Corporate Bond (Cost $69,000)			70,208

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2015

Shares		Value
	Short Term Investment — 6.4%
1,268,041	Fidelity Institutional Government Portfolio 0.010% (3)	$1,268,041
	Total Short Term Investment (Cost $1,268,041)	1,268,041
	Total Investments — 105.8% (Cost $20,838,115)	$20,889,676
	Liabilities in Excess of Other Assets — (5.8)%	(1,138,353)
	Net Assets — 100.0%	$19,751,323

Percentages are stated as a percent of net assets.

Footnotes:

(1)  Variable rates securities. Rates disclosed as of February 28, 2015.

(2)  Security exempt from registration under Regulation D of the Securities Act of 1933. Security may be resold in certain transactions, normally to qualified institutional investors, to remain exempt from registration.

(3)  Rate quoted is seven-day yield at period end.

*  Fixed rate security

The Moody's industry classification was developed by and/or is the exclusive property of the Moody's Analytics, Inc. and has been licensed for use by Sound Point Capital Management, LP.

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

February 28, 2015
Assets
Investments, at fair value (cost $20,838,115)	$20,889,676
Cash	81,283
Receivables
Investments sold	1,629,783
Interest receivable	137,451
Prepaid expenses	5,931
Total assets	22,744,124
Liabilities
Payables
Investments purchased	2,869,496
Due to Adviser	49,837
Accrued expenses	73,468
Total liabilities	2,992,801
Net assets	$19,751,323

Components of Net Assets
Paid-in capital	19,572,234
Undistributed net investment income	141,274
Accumulated net realized loss on investments	(13,746)
Net unrealized appreciation on investements	51,561
Net assets	$19,751,323
Investor Class:
Net assets	$1,159
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	113
Net asset value, offering and redemption price per share	$10.26

Institutional Class:
Net assets	$19,750,164
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	1,928,356
Net asset value, offering and redemption price per share	$10.24

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

STATEMENT OF OPERATIONS (Unaudited)

February 28, 2015
Investment Income
Interest income	$596,577
Expenses
Advisory fees	65,804
Administration fees	60,463
Transfer agent fees	23,210
Audit fees	12,955
Registration fees	11,239
Legal fees	11,000
Custody fees	9,191
Printing and mailing expense	6,474
Compliance fees	5,951
Insurance expense	5,440
Trustee fees	4,584
Other expenses	3,186
Total operating expenses	219,497
Less fees waived by Adviser	(128,382)
Net expenses	91,115
Net investment income	505,462
Realized and Unrealized Loss on Investments
Net realized loss on investments	(13,719)
Net change in unrealized appreciation/depreciation on investments	(135,587)
Net realized and unrealized loss on investments	(149,306)
Net increase in net assets resulting from operations	$356,156

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Year Ended August 31, 2014
Increase (Decrease) in Net Assets from:
Operations
Net investment income	$505,462	$1,024,524
Net realized gain (loss) on investments	(13,719)	367,670
Net change in unrealized appreciation/(depreciation) on investments	(135,587)	(85,840)
Net increase in net assets resulting from operations	356,156	1,306,354
Distributions to shareholders
From net investment income
Investor Class	(27)	(27)
Institutional Class	(507,080)	(1,020,364)
Net realized gain
Investor Class	(18)	—
Institutional Class	(329,732)	(393,591)
Total distributions to shareholders	(836,857)	(1,413,982)
Capital transactions
Proceeds from shares sold
Investor Class	—	1,125
Institutional Class	2,458,398	4,200,000
Proceeds from shares reinvested
Investor Class	45	27
Institutional Class	377,096	554,289
Cost of shares redeemed
Investor Class	—	—
Institutional Class	(2,183,145)	(2,847,330)
Net increase in net assets from capital share transactions	652,394	1,908,111
Total increase in net assets	171,693	1,800,483
Net Assets
Beginning of period	19,579,630	17,779,147
End of period	$19,751,323	$19,579,630

Undistributed net investment income	$141,274	$142,919

Capital shares transactions
Shares sold
Investor Class	—	105
Institutional Class	234,642	398,099
Shares reinvested
Investor Class	5	3
Institutional Class	37,448	53,470
Shares redeemed
Investor Class	—	—
Institutional Class	(209,973)	(266,605)
Net increase in shares outstanding	62,122	185,072

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

FINANCIAL HIGHLIGHTS
Investor Class

For a capital share outstanding throughout each period

	For the Six Months Ended February 28, 2015		For the Period May 31, 2014* through
	(Unaudited)		August 31, 2014
Net Asset Value, Beginning of Period	$10.49		$10.62	(1)
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26		0.13
Net realized and unrealized loss on investments	(0.07)		(0.00)	(4)
Total Income from Investment Operations	0.19		0.13
LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.26)
From net realized gain on investments	(0.17)		—
Total Distributions	(0.42)		(0.26)
Net Asset Value, End of Period	$10.26		$10.49

Total Return	1.86	% (2)	1.19	% (2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$1,159		$1,138
Ratio of expenses to average net assets
Before fees waived by the Adviser	2.34	% (3)	1.95	% (3)
After fees waived by the Adviser	1.15	% (3)	1.15	% (3)
Ratio of net investment income to average net assets
After fees waived by the Adviser	4.92	% (3)	4.50	% (3)
Portfolio turnover rate	70	% (2)	165	% (2)

*  Commencement of operations

(1)  NAV at Class inception

(2)  Not annualized

(3)  Annualized

(4)  Amount is less than $0.01 per share. The net realized and unrealized loss per share does not accord with the amount presented in the Statement of Operations due to the Investor Class shares commencing operations on May 31, 2014.

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

FINANCIAL HIGHLIGHTS
Institutional Class

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2015 (Unaudited)		For the Year Ended August 31, 2014		For the Period December 1, 2012* through August 31, 2013
Net Asset Value, Beginning of Period	$10.49		$10.58		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26		0.57		0.14
Net realized and unrealized gain (loss) on investments	(0.08)		0.14		0.50
Total Income from Investment Operations	0.18		0.71		0.64
LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.58)		(0.06)
From net realized gain on investments	(0.17)		(0.22)		0.00
Total Distributions	(0.43)		(0.80)		(0.06)
Net Asset Value, End of Period	$10.24		$10.49		$10.58

Total Return	1.84	% (1)	6.92%		6.40	% (1)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,750		$19,578		$17,779
Ratio of expenses to average net assets
Before fees waived by the Adviser	2.17	% (2)	2.37%		3.33	% (2)
After fees waived by the Adviser	0.90	% (2)	1.58	% (3)	2.08	% (2)
Ratio of net investment income to average net assets
After fees waived by the Adviser	4.99	% (2)	5.35%		2.11	% (2)
Portfolio turnover rate	70	% (1)	165%		197	% (1)

*  Commencement of Operations

(1)  Not annualized

(2)  Annualized

(3)  See Note 3 — Investment Advisory and Other Agreements

See accompanying Notes to the Financial Statements.

Sound Point Floating Rate Income Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

1.  Organization

The Sound Point Floating Rate Income Fund (the "Fund") is a non-diversified series of Trust for Advised Portfolios (the "Trust"). The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Prior to reorganizing to the Trust on May 31, 2014, the Fund was organized as a closed-end, non-diversified, management investment company under the same name (the "Predecessor Fund") and commenced operations on December 1, 2012.

The Fund offers Investor and Institutional shares; the common shares of the Predecessor Fund were converted into Institutional shares of the Fund upon completion of the reorganization and the Investor shares were first offered on May 31, 2014. Each share of the Fund represents an equal proportionate interest in the Fund, except the Investor shares are subject to a distribution fee as described in Note 4. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets. Each class has identical rights except with respect to voting rights on matters pertaining to that class.

The Fund's investment objective is to provide a high level of current income consistent with strong risk-adjusted returns.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

A.  Valuation of Investments

The Fund's investments in fixed income securities are normally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Trust's Board of Trustees (the "Board"). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Sound Point Capital Management, L.P. (the "Adviser"). In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower's financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund's investments. The Fund has adopted the following fair value hierarchy as summarized below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bank Loans - The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Bonds - The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models using yield curves, bond or single name credit default swap spreads, and recovery rates based on collateral values as key inputs. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they are categorized in Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Fixed Income:
Bank Loans (a)	$—	$19,551,427	$—	$19,551,427
Corporate Bond	—	70,208	—	70,208
Total Fixed Income	—	19,621,635	—	19,621,635
Short-Term Investment	1,268,041	—	—	1,268,041
Total Assets	$1,268,041	$19,621,635	$—	$20,889,676

(a)  All other industry classifications are identified in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at year end.

B.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bank loans held using the yield-to-maturity method. Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method. Expenses are recorded on the accrual basis as incurred.

C.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company ("RIC") under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States.

E.  Dividends and Distributions

Dividends to shareholders are recorded on the ex-dividend date. The character of dividends to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes. The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders semi-annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. When appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The reclassifications have no effect on net assets or net asset value per share.

F.  Counterparty Risk

The Fund is subject to counterparty risk to the extent any agent with which it conducts business is unable to fulfill contractual obligations on its behalf. The Fund's management monitors the financial condition of such agent and does not anticipate any losses from this counterparty. Unsettled bank debt investments are subject to the risk of the debt issuer failing to fulfill their contractual obligations of providing the purchased investment to the Fund after the Fund has entered into the purchases and sales agreement and payment has been made.

The Fund helps manage counterparty risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser monitors the financial stability of the Fund's counterparties.

G.  Indemnification Obligation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund's maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

3.  Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser. Under the terms of the agreement, the Fund pays the Adviser a fee equal to an annual rate of 0.65% of the Fund's average daily net assets. Pursuant to the Expense limitation agreement with respect to the Fund, until at least December 31, 2015, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses and interest expense and dividends paid on short sales and extraordinary expenses) from exceeding 1.15% and 0.90% of average daily net assets per year (the "Expense Cap") for Investor Class Shares and Institutional Class Shares, respectively. The expense limitation for the Institutional Class shares was reduced from 1.60% to 0.90% upon reorganization (see Note 1) into the Trust. Expenses borne by the Adviser due to the Expense Cap are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the Expense Cap. For the six months ended February 28, 2015, the Adviser waived $128,382.

The Adviser may recapture a portion of the following amounts no later than August 31st of the following years:

2016:	$144,221
2017:	151,345
2018:	128,382
$423,948

U.S. Bancorp Fund Services, LLC ("USBFS") serves as the Fund's administrator. The Fund pays the administrator a monthly fee computed at an annual rate of 0.09 percent of the first $100,000,000 of the Fund's average net assets, 0.07 percent on the next $200,000,000 of the Fund's average net assets and 0.04 percent on the balance of the Fund's average net assets, subject to a $75,000 annual minimum. USBFS also serves as the Fund's transfer agent.

U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund's distributor and principal underwriter.

The Independent Trustees were paid $4,584 for their services during the six months ended February 28, 2015. No compensation is paid to the Interested Trustee or officers of the Trust.

4.  Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. Distribution fees incurred for the six months ended February 28, 2015, were immaterial to the fund and included in other expenses as disclosed on the Statement of Operations.

5.  Income Taxes

The tax character of dividends paid to shareholders during the six months ended February 28, 2015 and year ended August 31, 2014, as noted below, was as follows:

	February 28, 2015	August 31, 2014
Distributions Paid From:
Ordinary Income	$507,107	$1,413,982
Net Long Term Capital Gains	329,750	—
Total Distribution Paid	$836,857	$1,413,982

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The following information is provided on a tax basis as of August 31, 2014:

Tax cost of investments	$19,609,657
Unrealized appreciation	232,850
Unrealized depreciation	(45,702)
Net unrealized appreciation (depreciation)	187,148
Undistributed ordinary income	404,273
Undistributed long term gains	68,369
Distributable earnings	472,642
Other accumulated gain/(loss)	—
Total accumulated gain/(loss)	$659,790

6.  Investment Transactions

Purchases and sales of investment securities, excluding short-term securities, for the six months ended February 28, 2015, were $15,862,019 and $13,962,891, respectively.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

Sound Point Floating Rate Income Fund

ADDITIONAL INFORMATION (Unaudited)

February 28, 2015

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Form N-Q is available without charge by visiting the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Investment Adviser

Sound Point Capital Management, L.P
375 Park Ave, 25th Floor
New York, NY 10152

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	5/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	5/7/15

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	5/7/15